Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of December 31, 2018, future minimum lease payments under non-cancelable operating leases agreements were as follows:
2019	$709,029
2020	715,253
2021	647,190

$2,071,472